Note 9 - Redeemable Convertible Preferred Stock	9 Months Ended
Sep. 30, 2019
Notes to Financial Statements
Preferred Stock [Text Block]

Note 9.  Redeemable Convertible Preferred Stock

At December 31, 2018, Private Adynxx had 2,034,548 shares of Series A convertible preferred stock issued and outstanding, and 1,833,387 shares of Series B convertible preferred stock issued and outstanding. During 2019, prior to the Merger, an additional 367,041 shares were issued upon conversion of convertible notes described in ’Note 7 — Term Loans and Convertible Promissory Notes’.

Upon the consummation of the Merger, all outstanding shares of Series A and Series B convertible preferred stock were cancelled and exchanged for shares of the Company’s common stock. Following the Merger, Private Adynxx survived as a wholly-owned subsidiary of new Adynxx, Inc. and adopted a new certificate of incorporation with no shares of preferred stock authorized or outstanding. The Company has 1,000,000 shares of preferred stock authorized under its certificate of incorporation, as amended.